EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
For the purpose of calculating earnings per share for the year ended December 31, 2015, the weighted average number of common shares outstanding retrospectively reflects the effects of the Separation.
Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of common shares in issue. The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2017, 2016 and 2015:

		For the years ended December 31,
		2017	2016	2015
Profit attributable to owners of the Company	€ thousand	535,393	398,762	287,816
Weighted average number of common shares	thousand	188,951	188,923	188,923
Basic earnings per common share		€2.83	2.11	1.52

Diluted earnings per share
For the year ended December 31, 2017 the weighted average number of common shares for diluted earnings per share was increased to take into consideration the theoretical effect of (i) the potential common shares that would be issued under the equity incentive plan (see Note 22 for additional details of the equity incentive plan) and (ii) the potential common shares that would have been issued for the Non-Executive Directors’ compensation agreement. For the year ended December 31, 2016 the weighted average number of common shares for diluted earnings per share was increased to take into consideration the theoretical effect of the potential common shares that would have been issued for the Non-Executive Directors’ compensation agreement. For the year ended December 31, 2015 there were no potentially dilutive instruments.
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2017, 2016 and 2015:

		For the years ended December 31,
		2017	2016	2015
Profit attributable to owners of the Company	€ thousand	535,393	398,762	287,816
Weighted average number of common shares for diluted earnings per common share	thousand	189,759	188,946	188,923
Diluted earnings per common share		€2.82	2.11	1.52